Consolidated balance sheet - GBP (£)	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Property, plant and equipment	£ 245,401,000	£ 244,738,000
Investment property	13,836,000	13,966,000
Intangible assets	799,640,000	717,544,000
Derivative financial instruments	4,807,000	1,666,000
Trade and other receivables	4,724,000	15,399,000
Tax receivable	547,000
Deferred tax asset	63,974,000	142,107,000
Total non-current assets	1,132,929,000	1,135,420,000
Current assets
Inventories	1,416,000	1,637,000
Derivative financial instruments	1,159,000	3,218,000
Trade and other receivables	168,060,000	103,732,000
Tax receivable	800,000
Cash and cash equivalents	242,022,000	290,267,000
Total current assets	413,457,000	398,854,000
Total assets	1,546,386,000	1,534,274,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Merger reserve	249,030,000	249,030,000
Hedging reserve	(27,738,000)	(31,724,000)
Retained earnings	135,099,000	191,436,000
Total equity	425,266,000	477,617,000
Non-current liabilities
Derivative financial instruments		655,000
Trade and other payables	104,271,000	83,587,000
Borrowings	486,694,000	497,630,000
Deferred revenue	37,085,000	39,648,000
Deferred tax liabilities	28,559,000	20,828,000
Total non-current liabilities	656,609,000	642,348,000
Current liabilities
Derivative financial instruments		1,253,000
Tax liabilities	3,874,000	9,772,000
Trade and other payables	267,996,000	190,315,000
Borrowings	9,074,000	5,724,000
Deferred revenue	183,567,000	207,245,000
Total current liabilities	464,511,000	414,309,000
Total equity and liabilities	£ 1,546,386,000	£ 1,534,274,000